Ordinary shares	12 Months Ended
Dec. 31, 2015
Ordinary shares.
Ordinary shares

9. Ordinary shares

Voting rights and privileges

As of December 31, 2015, there are 600,000,000 authorized shares and 21,205,382 outstanding shares, respectively.

The holders of shares of our ordinary shares are entitled to one vote for each ordinary share held at all meetings of shareholders without limitation and written actions in lieu of meetings. The holders are entitled to receive dividends if and when declared by our Board of Directors. No dividends have been declared or paid since our inception. The holders are entitled to share ratably in our assets available for distribution to stockholders, in the event of any voluntary or involuntary liquidation.

In addition, on May 26, 2015 the Company issued 40,000 deferred shares with a €1.00 euro par value per share (US$1.098).  The deferred shares are issued in order to satisfy an Irish legislative requirement to maintain a minimum level of issued share capital denominated in euro.  The deferred shares carry no voting rights and are not entitled to any dividend or distribution.

Equity financings

In December 2014, we issued 1,755,909 shares of common stock for $10.2 million, net of transaction costs.    The subscription price was $6.17 per share.

On February 10, 2015, we issued 4,761,078 shares of our common stock for $25.8 million, net of transaction costs.    The subscription price was $5.54 per share.

On June 29 and 30, 2015, following shareholder approval of the share purchase agreement which we entered into on May 14, 2015, we issued 2,284,414 new shares to the investors. The subscription price was $14.54 per share and proceeds net of transaction costs were $32.6 million.

On October 22, 2015, we closed on our initial U.S. public offering of 2,500,000 ordinary shares at a price to the public of $10.00 per ordinary share for aggregate gross proceeds of $25 million, before deducting the underwriting commission and estimated offering expenses of $5.5 million.

We are listed on The NASDAQ Global Select Market under the symbol "SBBP".  A registration statement relating to these securities was declared effective by the U.S. Securities and Exchange Commission on October 15, 2015.

Shares reserved for issuance

There were 925,077 and 2,591,520 shares of common stock reserved for future issuance upon exercise of stock options as of December 31, 2014 and 2015, respectively.